Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025694 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000025694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000025694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000025694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000025694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000025694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000025694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000062556 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000062556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000062556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000062556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000062556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000062556 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062556 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000062556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000062556 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000157800 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000157800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000157800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000157800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000157800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000157800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000157800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000157800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000157800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000157800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164403 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000164403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000164403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000164403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000164403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000164403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000164403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000164403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000164403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000164403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025696 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000025696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000025696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000025696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000025696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000025696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025696 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000065218 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000065218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000065218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000065218 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000065218 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000065289 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000065289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000065289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000065289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000065289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000065289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000065289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065289 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000065289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000065289 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000025697 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000025697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025697 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000025697 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000025697 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000025698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025698 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000025698 | Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000025698 | Credit Default Swap
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000091786 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	53.40%
C000091786 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000091786 | Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000091786 | U.S. Government Agency Security
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000091786 | Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000091788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000091788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000091788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000091788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000091788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000091788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000091788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000091788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000091788 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000091788 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000091790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091790 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000091790 | U.S. Government Agency Mortgage
Holdings [Line Items]
Percent of Net Asset Value	80.70%
C000091790 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000091790 | Asset Backed Security
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025699 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025699 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000025699 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	42.10%
C000025691 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000025691 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000025691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000025691 | Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000025691 | Tax Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.20%